Net Loss Per Common Share	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Net Loss Per Common Share

4. Net Loss per Common Share

The Company calculates net loss per common share in accordance with ASC 260 “Earnings Per Share” (“ASC 260”). Basic and diluted net loss per common share was determined by dividing net loss applicable to common stockholders by the weighted average number of shares of common stock outstanding during the period.

The following potentially dilutive securities have not been included in the computation of diluted net loss per share for the six months ended June 30, 2026 and June 30, 2025, as the result would be anti-dilutive:

	June 30,	June 30,
	2026	2025
Stock options	24,827	25,106
Restricted stock units	-	10
Series A preferred stock	2	2
Series F preferred stock	-	654,000
Common stock warrants	2,992	1,965,178
Total shares excluded from calculation	27,821	2,644,296

18. Net Loss Per Share

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Years ended December 31,
	2025	2024
Numerator:
Net loss	$(2,998)	$(11,212)
Dividend on convertible exchangeable preferred shares	(61)	—
Deemed dividend on warrant exchange	(11,033)	—
Net loss attributable to common shareholders	$(14,092)	$(11,212)

Denominator:
Weighted-average number of common shares used in loss per share – basic and diluted	2,185,075	22,314
Loss per share - basic and diluted	$(6.45)	$(502.46)

Potential dilutive securities have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	December 31,	December 31,
	2025	2024
Stock options	24,921	494
Restricted Stock Units	10	164
Series A preferred stock	2	2
Common stock warrants	3,178	117,182
Total shares excluded from calculation	28,111	117,842

Future NRG Sdn. Bhd. [Member]
Net Loss Per Common Share

11. EARNINGS/(LOSS) PER SHARE

	Note	2025	2024
		(USD)	(USD)
Net loss from continuing operations		(67,140)	(123,433)
Net income from discontinued operations		2,557,550	921,119
Net income (loss)		2,490,410	797,686

Weighted average shares outstanding		28,000,000	28,000,000

Earnings (loss) per share — basic and diluted (USD):
Continuing operations		(0.0024)	(0.0044)
Discontinued operations		0.0913	0.0329
Total		0.0889	0.0285

No potentially dilutive securities existed in either period. Basic and diluted EPS are identical.